Accounts Payable and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accounts Payable and Other Current Liabilities	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

December 31 (millions of dollars)	2017	2016
Accounts payable	173	177
Accrued liabilities	563	651
Accrued interest	99	105
Regulatory liabilities (Note 12)	57	—
	892	933